SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Contract liabilities	$ 166,628	$ 437,535	$ 261,840
Revenue deferred	190,704	20,090	281,454
Recognition of deferred revenue	(141,564)	(290,997)	(105,759)
Contract liabilities	$ 215,768	$ 166,628	$ 437,535